Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated income statement
Revenue	€ 45,706	€ 45,580	€ 43,809
Cost of sales	(30,850)	(30,574)	(30,086)
Gross profit	14,856	15,006	13,723
Selling and distribution expenses	(3,329)	(3,358)	(3,522)
Administrative expenses	(6,092)	(5,713)	(5,350)
Net credit losses on financial assets	(606)	(561)	(664)
Share of results of equity accounted associates and joint ventures	433	389	374
Impairment loss	(64)	0
Other income	9,098	50	568
Operating profit	14,296	5,813	5,129
Investment income	248	254	245
Financing costs	(1,728)	(1,964)	(1,027)
Profit before taxation	12,816	4,103	4,347
Income tax expense	(481)	(1,330)	(3,864)
Profit for the financial year	12,335	2,773	483
Attributable to:
- Owners of the parent	11,838	2,237	59
- Non-controlling interests	497	536	424
Profit for the financial year	€ 12,335	€ 2,773	€ 483
Group earnings per share (all from continuing operations)
- Basic	€ 0.4277	€ 0.0771	€ 0.0020
- Diluted	€ 0.4262	€ 0.0768	€ 0.0020